Subsequent Events	3 Months Ended	12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
10.	Subsequent Events

In accordance with his consulting arrangement, in February 2012, the Company issued 50,000 shares of common stock to its Chief Executive Officer, Michael Brennan.

On February 1, 2012, the holder of a $50,000 convertible note converted the principal balance of such note into twenty five (25) million shares of common stock at $0.002 per share.

On February 2, 2012, the Company sold 11,065,750 shares of common stock to an unaffiliated shareholder at $0.002711 per share, for a total of $30,000. On March 13, 2012, this same shareholder purchased an additional 10,553,442 shares of common stock for $31,660, or $0.003 per share.

On February 2, 2012, the Company issued its legal counsel a total of 4,200,000 shares of common stock in payment for $12,500 in legal services rendered, or $0.003 per share.

On February 2, 2012, the Company issued 3,571,429 shares of common stock to a consultant in payment of $25,000 in accrued fees. The conversion price was $0.007 per share.

During February 2012, the Company’s Chief Executive and Chief Financial Officers, Michael Brennan and Victor Hollander, respectively, exchanged $100,000 in accrued fees for services rendered in exchange for the issuance of fifty (50) million shares of common stock each. The shares were issued at a conversion price of $0.002 per share.

During February 2012 and March, Asher converted an additional $62,000 in principal loans and $1,000 in interest into 49,183,733 shares of common stock at prices ranging from $0.0011 to $0.0014 per share.

In February 2012, the Company issued 600,000 shares of common stock at $0.05 per share as partial consideration for a $30,000 loan.

On February 29, 2012, the Company received an additional $40,000, net of fees and expenses, from Asher Enterprises, Inc. pursuant to a Stock Purchase Agreement.

In late December 2011, the Company was served with an unlawful detainer action brought by the landlord for non-payment of back rent. On February 13, 2012, the Company paid all past due rent, totaling $27,355 through February 2012, and $4,983 in interest, fees and penalties. The Company remains at its San Clemente, California facility on a month-to-month rental basis.

On March 7, 2012, the Company entered into a Securities Purchase Agreement with Alpine MIT Partners, LLC (“Alpine’) to sell up to $2.0 million of 7% Senior Secured Convertible Debentures (the “Debentures). The Debentures will have a five-year term. The initial Debenture will be convertible into shares of common stock at a conversion rate of $.003 per share. The purchase and sale of the first $1.0 million Debenture is scheduled to close on or before April 7, 2012. The agreement provides that Alpine will be granted a 6-month “additional investment right” to purchase up to an additional $1.0 million of Debentures. If the additional investment right is exercised, the second Debenture will have a conversion rate of $0.00375 per share during the first six months, $0.005 per share during the following three months and $0.0075 per share thereafter. The Debentures will be secured by a first lien security interest in all the assets of the Company. The agreement provides that Alpine will have the right to have four of its nominees be appointed to the Company’s board of directors.

The sale of the Debentures is subject to several closing conditions, including the conversion at the closing of $1,240,906 of existing Company indebtedness, primarily held by affiliates, at a conversion rate of $.007 per share, the granting of a six month option by the Company’s three largest shareholders to Alpine to purchase an aggregate of 107,142,857 shares at $0.007 per share, and Alpine closing the necessary equity funding to consummate the transactions.

13.	Subsequent Events (Unaudited)

In accordance with this consulting arrangement, between November 1, 2011 and February 3, 2012, the Company issued 150,000 shares of common stock to its Chief Executive Officer, Michael Brennan.

Between November 10, 2011 and January 30, 2012, the Company issued a total of 40,735,526 shares of common stock upon the conversion of $83,200 in convertible debentures held by Asher Enterprises together with $2,700 in interest accrued on such debentures. The conversions took place at prices ranging from $0.0015 to $0.003 per share.

Between November 1 and December 23, 2011, Dutchess Opportunity Fund purchased an additional 14, 191,447 shares of common stock at prices ranging from $0.0040 to $0.0056 per share, for net proceeds of $70,482. On January 30, 2012, the Company advanced Dutchess an additional 16,638,757 shares of common stock to cover forthcoming purchases under the terms of the May 2010 Investment Agreement.

On January 4, 2012, Asher Enterprises, Inc. purchased an additional $32,500 convertible debenture from the Company. The terms and conditions of the note, like prior debentures, include a beneficial conversion provision with anti-dilution provisions.